GENERAL INFORMATION (Details Narrative) - shares shares in Thousands	May 14, 2024	May 24, 2023	May 19, 2022	Sep. 30, 2024	May 01, 2024	May 18, 2023
General Information
Maximum number of shares purchased under NCIB	9,470	9,000	8,900
Percentage of common shares issued and outstanding as shares purchased in NCIB	5.00%	5.00%	5.00%
Common shares issued			178,300	14,100	189,000	180,000
Common shares outstanding			178,300		189,000	180,000